1. Summary of Significant Accounting Policies: Recent Accounting Pronouncements (Policies)	12 Months Ended
Dec. 31, 2015
Policies
Recent Accounting Pronouncements:

Recent Accounting Pronouncements:

           In May 2014, the FASB issued Accounting Standards Update ("ASU") 2014-09, "Revenue from Contracts with Customers."  This update supersedes revenue recognition requirements in Topic 605, "Revenue Recognition," including most industry-specific revenue guidance in the FASB Accounting Standards Codification.  The new guidance stipulates that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services.  The guidance provides specific steps that entities should apply in order to achieve this principle.  The amendments are effective for interim and annual periods beginning after December 15, 2017.  Adoption is allowed by either the full retrospective or modified retrospective approach.  The Company in in the process of evaluating the expected impact of the ASU's adoption on the Company's consolidated financial statements.

           In April 2015, the FASB issued ASU 2015-03, "Imputation of Interest."  ASU 2015-03 applies to the presentation of debt issuance costs in financial statements.  It requires debt issurance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of the related debt liability, consistent with debt discounts.  Debt disclosures will include the face amount of the debt liability and the effective interest rate.  In August 2015, the FASB issued ASU 2015-15, "Interest - Imputation of Interest (Subtopic 835-30) - Presentation and Subsequent Measurement of Debt Issuance Costs Associated with Line-of-Credit Arrangements.  ASU 2015-15 provides additional guidance to ASU 2015-03, which did not address presentation or subsequent measurement of debt issurance costs related to line of credit arrangements.  ASU 2015-15 noted that the SEC staff would not object to an entity deferring and presenting debt issuance costs as an asset and subsequently amortizing the deferred debt issuance costs ratably over the term of the line of credit arrangement, reqardless of whether there are any outstanding borrowings on the line of credit arrangement.  The accounting standards require retrospective application and represent a change in accounting principle.  The standard is effective for fiscal years beginning after December 15, 2015.  The Company does not expect the adoption of these standards to have a material impact on the Company's consolidated financial statements.

           In February 2016, FASB issued ASU 2016-01, "Leases."  The ASU requires all lessees to recognize lease assets and lease liabilities on the balance sheet.  Lessor accounting is largely unchanged by the ASU, however disclosures about cash flows arising from leases are required of both lessees and lessors.  The disclosures include qualitative and quantitative requirements, providing information about the amounts recorded in the financial statements.  The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018.  The Company is currently evaluating the impact this new accounting standard on the consolidated financial statements.